Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9—ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, 2022 and 2021, consisted of the following (in thousands):

	December 31,	December 31,
	2022	2021

Trade accounts payable	$34,345	$42,659
Accrued sales tax	36,196	24,980
Accrued payroll liabilities	680	984
Accrued interest	37	794
Accrued liability for sales returns	3,916	7,624
Accrued income taxes	-	274
Credit cards payable	32	1,004
Accrued insurance	1,180	955
Accrued severance	-	496
Other accrued liabilities	5,151	3,029

Total accounts payable and accrued expenses	$81,537	$82,799